Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Components of Cash, Cash Equivalents and Restricted Cash

The following table presents the components of cash, cash equivalents and restricted cash included in the consolidated balance sheet that sums to the total of the same such amounts in the Consolidated Statements of Cash Flows:

	March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Current Assets
Cash and cash equivalents	5,460,670	8,346,526	10,537,581	152,365
Restricted cash	3,629,037	2,406,569	2,167,827	31,345
Non-Current Assets
Restricted cash	1,383,416	329,926	1,280,323	18,512
Cash and cash equivalents and restricted cash	10,473,123	11,083,021	13,985,731	202,222

Schedule Of Property And Equipment Estimated Useful Lives Table Text Block

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Summary of Asset Retirement Obligations

There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2019.

	2018 (INR)	2019 (INR)	2019 (US$)
Beginning balance	242,980	356,649	5,157
Addition during the year	95,300	285,450	4,127
Liabilities settled during the year	—	—	—
Accretion expense during the year	18,369	23,047	333
Ending balance	356,649	665,146	9,617

Summary of Information Regarding Contract with Customer, Asset and Liability and Deferred Revenue

The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2018 and 2019, respectively.

	As at March 31,
	2018	2019	2019
	INR	INR	US$
Current assets
Accounts receivable, net	2,223,455	3,307,076	47,818
Non-current assets
Unbilled receivable	—	123,550	1,786
Contract acquisition cost	—	152,484	2,205
Current liabilities
Deferred revenue	79,192	99,065	1,432
Non-current liabilities
Deferred revenue	1,563,732	1,800,155	26,029

Deferred revenue	INR	US$
Balance as of April 1, 2018	1,500,376	21,694
Increased as a result of additional cash received against ‘VGF'	414,055	5,987
Deferred revenue recognized	83,749	1,211
Amount recognized into revenue	(98,960)	(1,431)
Closing as of March 31, 2019	1,899,219	27,461